Prepaid Expenses and Other Current Assets (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Entity Information [Line Items]
Deferred contract costs		$ 55,110	$ 42,004
Maintenance		27,842	32,689
Rent		5,267	5,633
Other		4,446	7,593
Total prepaid expenses and other current assets	$ 77,358	$ 92,665	$ 87,919